VY Columbia Real Estate Portfolio Investment Strategy - VY Columbia Real Estate Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to companies that are principally engaged in the real estate industry (“Real Estate Companies”). For purposes of this 80% policy, a company is principally engaged in the real estate industry if at least 50% of its gross income or net profits are attributable to the ownership, construction, management, or sale of residential, commercial, or industrial real estate. For purposes of this 80% policy, Real Estate Companies may include, without limitation, real estate investment trusts (“REITs”), master limited partnerships, real estate owners, real estate managers, real estate brokers, real estate dealers, and companies with substantial real estate holdings. The sub-adviser (the “Sub-Adviser”) may invest in companies of any market capitalization. The Portfolio may also invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder (the “1940 Act”). The Portfolio also invests in derivative instruments including, contracts for differences (“CFDs”), which are a type of swap arrangement, to obtain long and short exposures to Real Estate Companies. The Sub-Adviser uses CFDs to express its view of relative value between Real Estate Companies operating in the same part of the real estate market. Specifically, the Sub-Adviser uses CFDs to extend the Portfolio’s long position in holdings of which it has a favorable view and enters into short positions in Real Estate Companies of which it has a less favorable view. CFDs create leverage, which may exaggerate increases or decreases in the value of the Portfolio’s overall portfolio. Through investment in CFDs, the Portfolio generally expects exposures of approximately 30% (but normally not more than 35%) of the Portfolio’s net assets in short positions and approximately 130% (but normally not more than 135%) of the Portfolio’s net assets in long positions. The Sub-Adviser generally seeks to maintain CFD long and short exposures for the Portfolio that are approximately balanced. The Portfolio takes long and short positions in equity REITs, mortgage REITs and hybrid REITs. The Sub-Adviser uses fundamental analysis to identify investment opportunities and risks, and in constructing the Portfolio’s portfolio, including the Portfolio’s long and short positions through CFDs. The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer. The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Portfolio may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.
Strategy Portfolio Concentration [Text]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to companies that are principally engaged in the real estate industry (“Real Estate Companies”).